Balance Sheets (USD $)	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Current assets
Cash	$ 122,729,111	$ 45,679	$ 194,938
Accounts receivable	424,883	369,408	289,003
Prepaid expenses	663,521	22,046	21,481
Total current assets	123,817,515	437,133	505,422
Furniture, fixture and equipment, net	1,723,764	99,548	82,615
Intangible Assets	100,298,444
Capitalized patent costs, net	236,206	259,627	267,001
Other assets	16,583	6,883	7,124
Total Assets	226,092,512	803,191	862,162
Current liabilities
Accounts payable and accrued expenses	2,660,889	254,981	261,637
Accounts payable - officers	17,506	117,961	101,691
Deferred Revenue	719,986
Total current liabilities	3,398,381	372,942	363,328
Noncurrent Liabilities
Deferred Revenue	6,576,222
Accrued interest expense - affiliated entities		870,247	544,899
Deferred Compensation		361,610	337,270
Notes payable - affiliated entities		3,405,808	2,700,317
Total Liabilities	9,974,603	5,010,607	3,945,814
Stockholders' Equity/(Deficiency)
Preferred stock		20,525,999	20,516,999
Common stock	1,247	12
Additional paid-in capital	252,192,288	2,209,584
Accumulated deficit	(36,075,626)	(26,943,011)	(25,731,190)
Total Stockholders' Equity/(Deficiency)	216,117,909	(4,207,416)	(3,083,652)
Total Liabilities & Stockholders' Equity/(Deficiency)	226,092,512	803,191	862,162
Originally reported [Member]
Stockholders' Equity/(Deficiency)
Common stock		1,182,962	1,182,962
Additional paid-in capital		1,026,634	947,577
Total Stockholders' Equity/(Deficiency)		$ (4,207,416)